Organization and Basis of Presentation (Details Narrative) (10-K) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working capital deficit							$ (12,219,710)
Accumulated deficit	$ (35,209,163)				$ (35,209,163)		(32,705,690)	$ (23,542,361)
Net loss	$ (1,413,246)	$ (1,090,227)	$ (4,264,480)	$ (1,746,722)	(2,503,473)	$ (6,011,202)	(9,163,329)	(8,276,393)
Cash used in operating activities					$ (2,046,626)	$ (965,971)	$ (2,497,601)	$ (3,155,584)